Other liabilities - Fixed concession fee payable (Details) - Brasilia Airport Concession Agreement R$ in Thousands	12 Months Ended
Dec. 31, 2025 BRL (R$) installment
Disclosure of financial liabilities [line items]
Fixed concession fee payable | R$	R$ 4,501,132
Number of annual installments | installment	25